The February 28, 2023 Form N-CEN for JPMorgan Trust I is being amended to update item C.7.n for JPMorgan 100% U.S. Treasury
Money Market Fund, JPMorgan California Municipal Money Market
Fund, JPMorgan Federal Money Market Fund, JPMorgan National
Municipal Income Fund, JPMorgan New York Municipal Money Market
Fund, JPMorgan Prime Money Market Fund, JPMorgan Tax Free Money
Market Fund; item C.7.n.i for JPMorgan California Tax Free Bond
Fund, JPMorgan High Yield Municipal Fund, JPMorgan Managed Income Fund, item C.7.n.v for JPMorgan Floating Rate Income Fund, JPMorgan Global Bond Opportunities Fund, JPMorgan Income Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Unconstrained Debt
Fund; and item c.7.n.vi for JPMorgan California Tax Free Bond Fund, JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Global Bond Opportunities Fund, JPMorgan High Yield Municipal Fund, JPMorgan Managed Income Fund, JPMorgan National Municipal Income Fund, JPMorgan New York Municipal Money Market Fund, JPMorgan Tax Free Money Market Fund; and item C.17 for JPMorgan Income Fund and JPMorgan Total Return Fund. There are no other changes to its prior filing.